EMPLOYEE BENEFIT EXPENSE	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
EMPLOYEE BENEFIT EXPENSE	EMPLOYEE BENEFIT EXPENSE

(Dollars in millions)	2025	2024	2023
Employee benefit expense (including directors’ remuneration):
Wages and salaries	$417.1	$312.7	$204.1
Equity-settled share-based compensation expense	64.6	68.9	47.7
Other employee benefits	10.6	9.9	7.7
Total Employee Benefit Expense	$492.3	$391.5	$259.5